Leases - Schedule of consolidated statements of profit or loss and other comprehensive income or loss relating to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial position relating to leases
Depreciation charges	$ 10,441	$ 5,759	$ 3,846
Interest expense (included in finance cost)	3,175	2,072	693
Buildings
Financial position relating to leases
Depreciation charges	6,135	3,657	2,839
Vehicles
Financial position relating to leases
Depreciation charges	4,272	2,067	971
Equipment
Financial position relating to leases
Depreciation charges	$ 34	$ 35	$ 36